Subsequent Events (Details Narrative) - USD ($)		12 Months Ended
	Mar. 13, 2025	Dec. 31, 2024	Mar. 07, 2025	Dec. 31, 2023
Subsequent Event [Line Items]
Marketa value		$ 0		$ 0
Acquisition, value		$ 90,307
Subsequent Event [Member]
Subsequent Event [Line Items]
share rice			$ 1.00
Marketa value			$ 5,000,000
Subsequent Event [Member] | PlusEvo Ltd [Member]
Subsequent Event [Line Items]
Acquisition, value	$ 1,500,000
Acquisition, per share	$ 3